Consolidated Statement Of Operations And Comprehensive Loss - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
OPERATING EXPENSES:
Formation and operating costs	$ 1,595,783
Loss from operations	(1,595,783)
Other income (expense):
Loss on warrant liabilities	(27,563,109)
Transaction costs incurred in connection with warrant liabilities	(511,177)
Interest earned on marketable securities held in Trust Account	32,396
Other expense, net	(28,041,890)
Net loss	$ (29,637,673)
Basic and diluted weighted average shares outstanding	2,317,710
Class A Ordinary Shares Subject To Possible Redemption [Member]
Other income (expense):
Net loss	$ 0
Basic and diluted weighted average shares outstanding	2,317,710
Basic and diluted net loss per share	$ 0
Basic and diluted net loss per share , Non-redeemable ordinary shares	$ 0
Common Stock Subject to Non Redeemable [Member]
Other income (expense):
Basic and diluted weighted average shares outstanding	6,498,571
Basic and diluted net loss per share	$ (4.56)
Basic and diluted net loss per share , Non-redeemable ordinary shares	$ (4.56)
Barkbox Inc [Member]
REVENUE		$ 378,604,000	$ 224,335,000	$ 191,441,000
COST OF REVENUE		152,664,000	88,921,000	84,326,000
Gross profit		225,940,000	135,414,000	107,115,000
OPERATING EXPENSES:
General and administrative		179,510,000	115,893,000	104,146,000
Advertising and marketing		67,029,000	46,147,000	37,664,000
Total operating expenses		246,539,000	162,040,000	141,810,000
Loss from operations		(20,599,000)	(26,626,000)	(34,695,000)
INTEREST EXPENSE		(10,923,000)	(5,421,000)	(2,595,000)
OTHER INCOME—NET		131,000	679,000	208,000
Other income (expense):
NET LOSS BEFORE INCOME TAXES		(31,391,000)	(31,368,000)	(37,082,000)
PROVISION FOR INCOME TAXES		0	0	0
Net loss		$ (31,391,000)	$ (31,368,000)	$ (37,082,000)
Basic and diluted weighted average shares outstanding		5,295,722	5,159,893	4,905,972
Basic and diluted net loss per share		$ (5.93)	$ (6.08)	$ (7.56)
Basic and diluted net loss per share , Non-redeemable ordinary shares		$ (5.93)	$ (6.08)	$ (7.56)